Commitments and contingencies	9 Months Ended	12 Months Ended
	Sep. 25, 2021	Dec. 26, 2020
EWC Ventures and its Subsidiaries [Member]
Commitments and contingencies
12.	Commitments and contingencies

Leases

The Company leases various retail locations and office space under non-cancellable lease agreements with terms expiring through February 2026. The Company is required, under the terms of certain of its lease agreements, to pay for common area maintenance. Common area maintenance rates are adjusted annually by the landlords and calculated based on the monthly square footage occupied by the Company. Rent expense, including common area maintenance and property taxes, was $3,064 and $2,774 for the years ended December 26, 2020 and December 28, 2019, respectively, and is included in Selling, general and administrative expense on the Consolidated Statements of Operations and Comprehensive Loss.

Aggregate future minimum annual rental payments required under the lease agreements as of December 26, 2020, are as follows and do not include taxes and common area maintenance:

Fiscal Years Ending	Amount
2021	$2,398
2022	2,166
2023	1,573
2024	1,429
2025	1,212
Thereafter	2,180
Total	$10,958

Exit or Disposal Activities

During fiscal year 2019, the Company relocated its corporate headquarters from Hallandale Beach, Florida to Plano, Texas. As a result of this relocation, the Company vacated a portion of its leased properties in Hallandale Beach and recognized an exit obligation charge and related exit obligation liability on the cease- use date, in accordance with ASC 420, Exit or Disposal Cost Obligations. In fiscal year 2020, the Company vacated the remaining portion of the leased property in Hallandale Beach and recognized an exit obligation charge and related liability on the cease-use date for the remaining portion of the property. A summary of the exit liability and related activity for the periods presented is as follows:

Exit Cost
Obligation-Leases
Exit cost obligation at cease-use date in fiscal 2019	$778
Exit cost obligation at December 28, 2019	$778
Additional exit cost obligation at cease-use date in fiscal 2020	159
Accretion during fiscal year 2020	11
Net payments made during fiscal year 2020	(333)
Exit cost obligation at December 26, 2020	$615

The charges, recorded as Selling, general and administrative expenses on the Consolidated Statements of Operations and Comprehensive Loss, primarily included the present value of the remaining lease obligation on the cease use dates, net of estimated sublease income. The total cost expected to be incurred for these exit obligations is $957 which includes $937 in exit costs fully recorded at the cease-use dates and $20 of total accretion expense.

The current and non-current components of the exit liabilities related to the leased property were included within Accounts payable and accrued liabilities and Other long-term liabilities on the Consolidated Balance Sheets, respectively, as follows:

	December 26, 2020	December 28, 2019
Accounts payable and accrued liabilities	$360	$272
Other long-term liabilities	255	506
Total exit cost obligation	$615	$778

Purchase Commitments

As of December 26, 2020, the Company had purchase commitments of approximately $6,549, primarily related to inventory and advertising, of which the Company expects to pay $6,418 during fiscal year 2021.

Litigation

The Company is exposed to various asserted and unasserted potential claims encountered in the normal course of business. Although the outcomes of potential legal proceedings are inherently difficult to predict, the Company does not expect the resolution of these occasional legal proceedings to have a material effect on its financial position, results of operations, or cash flow.

European Wax Center, Inc. and Subsidiaries
Commitments and contingencies

10. Commitments and contingencies

Exit or Disposal Activities

During fiscal year 2019, the Company relocated its corporate headquarters from Hallandale Beach, Florida to Plano, Texas. As a result of this relocation, the Company vacated a portion of its leased properties in Hallandale Beach and recognized an exit obligation charge and related exit obligation liability on the cease-use date, in accordance with ASC 420, Exit or Disposal Cost Obligations. In fiscal year 2020, the Company vacated the remaining portion of the leased property in Hallandale Beach and recognized an exit obligation charge and related liability on the cease-use date for the remaining portion of the property. A summary of the exit liability and related activity for the periods presented is as follows:

Exit Cost
Obligation – Leases
Exit cost obligation at December 26, 2020	$615
Accretion	6
Payments	(273)
Exit cost obligation at September 25, 2021	$348

The charges, recorded as selling, general and administrative expenses on the condensed consolidated statements of operations, primarily included the present value of the remaining lease obligation on the cease use dates, net of estimated sublease income.

The current and non-current components of the exit liabilities related to the leased property were included within accounts payable and accrued liabilities and other long-term liabilities on the condensed consolidated balance sheets, respectively, as follows:

	September 25, 2021	December 26, 2020
Accounts payable and accrued liabilities	$348	$360
Other long-term liabilities	—	255
Total exit cost obligation	$348	$615

Litigation

The Company is exposed to various asserted and unasserted potential claims encountered in the normal course of business. Although the outcomes of potential legal proceedings are inherently difficult to predict, the Company does not expect the resolution of these occasional legal proceedings to have a material effect on its financial position, results of operations, or cash flow.